OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 4,550	$ 4,658
Accrued expenses	7,774	6,181
Government authorities	2,021	917
Income tax payable and tax provision	2,758	2,286
Others	210	567
Other accounts payable and accrued expenses	$ 17,313	$ 14,609